Schedules of Investments – IQ Chaikin U.S. Large Cap ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 6.7%
AutoZone, Inc.*	3,713	$3,928,205
Carnival Corp.	74,840	3,257,785
Expedia Group, Inc.	31,916	3,461,290
General Motors Co.	102,356	3,417,667
Starbucks Corp.	51,091	4,334,050
Total Consumer Discretionary		18,398,997

Consumer Staples — 5.5%
Archer-Daniels-Midland Co.	88,056	3,941,386
Kimberly-Clark Corp.	30,654	4,390,879
Philip Morris International, Inc.	42,968	3,553,454
Walgreens Boots Alliance, Inc.	59,992	3,050,593
Total Consumer Staples		14,936,312

Energy — 2.6%
Marathon Petroleum Corp.	63,454	3,458,243
Phillips 66	39,901	3,645,755
Total Energy		7,103,998

Financials — 33.0%
Allstate Corp. (The)	40,320	4,779,533
Ameriprise Financial, Inc.	29,646	4,903,745
Bank of America Corp.	137,619	4,518,032
Bank of New York Mellon Corp. (The)	75,311	3,372,427
Capital One Financial Corp.	46,495	4,640,201
Citigroup, Inc.	61,029	4,541,168
Citizens Financial Group, Inc.	116,815	4,354,863
Fifth Third Bancorp	150,554	4,283,261
Hartford Financial Services Group, Inc. (The)	76,383	4,527,984
KeyCorp	241,080	4,510,607
M&T Bank Corp.	24,189	4,076,330
MetLife, Inc.	89,203	4,434,281
Morgan Stanley	89,990	4,702,878
Northern Trust Corp.	42,001	4,108,118
PNC Financial Services Group, Inc. (The)	30,955	4,598,365
Progressive Corp. (The)	52,673	4,250,184
Prudential Financial, Inc.	41,333	3,763,783
Regions Financial Corp.	268,353	4,178,256
Synchrony Financial	119,044	3,858,216
Truist Financial Corp.	81,618	4,209,040
Wells Fargo & Co.	78,564	3,687,794
Total Financials		90,299,066

Health Care — 22.5%
AbbVie, Inc.	47,128	3,818,311
Agilent Technologies, Inc.	47,240	3,900,134
Baxter International, Inc.	46,711	4,167,555
Biogen, Inc.*	16,067	4,319,613
Boston Scientific Corp.*	98,949	4,142,995
Centene Corp.*(a)	71,487	4,490,098
Cigna Corp.	23,612	4,542,477
CVS Health Corp.	70,412	4,775,342
Danaher Corp.	28,770	4,628,230
IDEXX Laboratories, Inc.*	16,977	4,600,937
McKesson Corp.	32,434	4,625,413
Medtronic PLC	41,701	4,813,963
Thermo Fisher Scientific, Inc.	13,866	4,342,692
Zimmer Biomet Holdings, Inc.	29,730	4,397,067
Total Health Care		61,564,827

Industrials — 5.1%
Cummins, Inc.	24,051	3,847,439
Honeywell International, Inc.	23,888	4,137,879
TransDigm Group, Inc.(a)	9,370	6,027,534
Total Industrials		14,012,852

Information Technology — 20.3%
Accenture PLC, Class A	21,569	4,426,175
Applied Materials, Inc.	95,720	5,550,803
Broadcom, Inc.	12,620	3,851,119
Cognizant Technology Solutions Corp., Class A	52,416	3,217,294
DXC Technology Co.	59,055	1,882,673
Fidelity National Information Services, Inc.	33,581	4,824,247
HP, Inc.	195,427	4,166,504
Intel Corp.	70,724	4,521,385
Micron Technology, Inc.*	91,883	4,878,069
Microsoft Corp.	32,195	5,480,555
Motorola Solutions, Inc.	27,013	4,781,301
Oracle Corp.	70,712	3,708,844
TE Connectivity Ltd.	47,024	4,334,672
Total Information Technology		55,623,641

Materials — 0.9%
DuPont de Nemours, Inc.	50,118	2,565,039

Utilities — 3.2%
Duke Energy Corp.	42,194	4,119,400
Edison International	61,336	4,695,271
Total Utilities		8,814,671

Total Common Stocks
(Cost $275,161,428)		273,319,403

Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)
(Cost $409,051)	409,051	409,051
Total Investments — 99.9%
(Cost $275,570,479)		273,728,454
Other Assets and Liabilities, Net — 0.1%		219,170
Net Assets — 100.0%		$273,947,624

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,935,783; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $3,039,380.
(b)	Reflects the 1-day yield at January 31, 2020.

Schedules of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$273,319,403	$–	$–	$273,319,403
Short-Term Investment:
Money Market Fund	409,051	–	–	409,051
Total Investments in Securities	$273,728,454	$–	$–	$273,728,454

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.